Revenue and segment reporting	12 Months Ended
Jun. 30, 2019
Revenue and segment reporting
Revenue and segment reporting

5     Revenue and segment reporting

(i)	Revenue

(a)Disaggregation of revenue from contracts with customers by major revenue stream is as follows:

	2017	2018	2019
	RMB	RMB	RMB
K-12 educational services	853,295	1,093,933	1,217,007
Educational training services	—	36,395	144,188
Study trip services	—	13,791	81,495
Education and management services	—	19,021	40,942
Others	—	6,208	15,393
	853,295	1,169,348	1,499,025

(b)Disaggregation of revenue from contracts with customers by timing of revenue recognition is as follows:

2019
RMB
Timing of revenue recognition
Revenue recognized over time	1,304,361
Revenue recognized point in time	194,664
1,499,025

(c)Contract liabilities

The following table provides information about contract liabilities from contracts with customers.

		July 1, 2018	June 30, 2019
	Note	RMB’000	RMB’000
Current liabilities
Contract liabilities	3(b)(ii)	209,720	398,951

Non-current liabilities
Contract liabilities	3(b)(ii)	—	2,579

The Group has initially applied IFRS 15 using the cumulative effect method and adjusted the opening balance at July 1, 2018.

The contract liabilities primarily relate to up-front payments from the Group's customers for the K-12 educational services, educational training services, study trip services and overseas study consulting services.

The amount of RMB 209,720 recognized in contract liabilities as of July 1, 2018 has been recognized as revenue for the year ended June 30, 2019.

(d)Transaction price allocated to the remaining performance obligation

The Group has applied the practical expedient in IFRS 15 such that the Group does not disclose the information about revenue that the Group will be entitled to when it satisfies the remaining performance obligations under all sales contracts that had an original expected duration of one year or less.

(ii)Segment reporting

The Group’s chief operating decision maker (“CODM”) has been identified as Mr. Ming Wang, the chief executive officer of the Group, who reviews the financial information of operating segments when making decisions to allocate resources and assess performance of the Group.

For the year ended June 30, 2017, the Group identified one operating segment, which was the provision of private K-12 educational services.

For the year ended June 30, 2018, the Group identified seven segments, including K-12 educational services, after-school enrichment services, management consulting services, logistic services, educational training services, overseas study consulting services and hotel management services.

For the year ended June 30, 2019, the Group optimized its management structure for efficient resource allocation and high-quality management for affiliated and managed schools. Thus, K-12 educational services, after-school enrichment services, management consulting services and logistic services were merged into an operating segment “K-12 educational and management services” considering the integration of operation and the financial result of the above business was reviewed as a whole. As a result, four operating segments were identified for the year ended June 30, 2019, including K-12 educational and management services, educational training services, study trip and overseas study consulting services and hotel management services.

K-12 educational and management services and educational training services were identified as reportable segments, respectively. Study trip and overseas study consulting services and hotel management services were aggregated as “others” since individually they do not exceed 10% quantitative threshold of combined revenue. Prior period segment information has been restated to conform to the current period presentation.

(a) Segment results

The revenue and operating results by segments were as follows:

For the year ended June 30, 2017

	K‑12
	educational
	and
	management
	services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB
Revenues from external customers	853,295	—	—	853,295
Total segment revenues	853,295	—	—	853,295

Segment income	165,353	—	2,390	167,743
Interest income	5,980		729	6,709
Depreciation and amortization	111,147	—	—	111,147

*   Unallocated income is primarily related to government grants, corporate interest income and other miscellaneous items that are not allocated to individual segment.

For the year ended June 30, 2018

	K‑12
	educational
	and	Educational
	management	training
	services	services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	1,112,954	36,395	19,999	—	1,169,348
Inter-segment revenues	—	14,678	260	—	14,938
Total segment revenues	1,112,954	51,073	20,259	—	1,184,286

Segment income/ (loss)	276,587	28,820	1,157	(9,374)	297,190
Interest income	7,083	151	119	4,362	11,715
Depreciation and amortization	104,254	1	9,319	—	113,574

*    Unallocated income (expenses) are primarily related to corporate administrative costs, interest income and other miscellaneous items that are not allocated to individual segment.

For the year ended June 30, 2019

	K‑12
	educational
	and	Educational
	management	training
	services	services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	1,257,949	144,188	96,888	—	1,499,025
Inter-segment revenues	422	2,767	6,135	—	9,324
Total segment revenues	1,258,371	146,955	103,023	—	1,508,349

Segment income/ (loss)	320,639	91,720	18,773	(6,639)	424,493
Interest income	21,244	519	1,110	1,597	24,470
Depreciation and amortization	125,676	526	7,318	—	133,520

*Unallocated income (expenses) are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segment.

The Group’s CODM does not review the financial position by operating segments, thus no total assets or liabilities of each operating segment are presented.

All of the Group’s operations and customers are located in the PRC.

The Group’s customer base is diversified and no customer with whom transactions have exceeded 10% of the Group’s revenues.

The Group’s non-current assets are all located in mainland China. The geographical location of the Group’s non-current assets is based on the physical location of the asset, in the case of property and equipment, the location of the operation to which they are allocated, in the case of intangible assets and goodwill.